Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of Cash and cash equivalents

	As of December 31,
in 000€	2024	2023	2022
Cash at bank	97,323	119,606	26,028
Cash equivalents	4,981	7,967	114,839
Total	102,304	127,573	140,867